Rights of Use Assets (Details 1) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Statement [Line Items]
Total depreciation of rights of use	$ 88	$ 60
Shopping Malls [Member]
Statement [Line Items]
Total depreciation of rights of use	1	1
Machinery and Equipment [Member]
Statement [Line Items]
Total depreciation of rights of use	40	13
Convention center [Member]
Statement [Line Items]
Total depreciation of rights of use	18	18
Stadium DirecTV Arena [Member]
Statement [Line Items]
Total depreciation of rights of use	$ 29	$ 28